------------------
 ANNUAL
------------------
 REPORT
------------------
Money Market
Mutual Fund
CLASS S

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Money Market Mutual Fund -- Class S                                          4

PORTFOLIO OF INVESTMENTS

  Money Market Mutual Fund                                                     7

STAGECOACH MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                         13

  Statement of Operations                                                     14

  Statements of Changes in Net Assets                                         15

  Financial Highlights                                                        16

  Notes to Financial Statements                                               18

  Independent Auditors' Report                                                25

LIST OF ABBREVIATIONS                                                         26
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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ii

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

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                                                                               3

STAGECOACH MONEY MARKET MUTUAL FUND -- CLASS S

--------------------
INVESTMENT ADVISER Q&A
MONEY MARKET MUTUAL FUND -- CLASS S

WHAT WAS THE SEVEN-DAY YIELD AS OF MARCH 31, 1998?

The seven-day yield for the Money Market Mutual Fund -- Class S was 4.26%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

---------------------
4

                                  STAGECOACH MONEY MARKET MUTUAL FUND -- CLASS S

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE MONEY MARKET MUTUAL FUND?

Commercial paper is the core investment, ranging from 40 to 60 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate bonds based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUND?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

                                                           ---------------------
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---------------------
6

                                                        MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 14.17%
$19,000,000  Abbey National North America                         5.55 %        01/26/99   $   18,990,886
 60,000,000  American Express Co                                  5.56          04/28/98       60,000,000
 22,000,000  Bank of New York                                     5.85          08/20/98       21,987,373
 40,000,000  Bankers Trust                                        5.70          04/03/98       39,988,296
 40,000,000  Bayerische Landesbank                                5.78          07/27/98       39,987,639
 80,000,000  Caisse Nationale De Credit                           5.86          08/11/98       79,977,038
140,000,000  Canadian Imperial Bank                               5.52          04/09/98      140,000,000
 20,000,000  Canadian Imperial Bank                               5.94          10/21/98       19,999,592
 50,000,000  CC USA Inc++                                         6.26          04/15/98       50,000,000
 30,000,000  Harris Bankcorp Inc                                  5.54          05/26/98       29,999,053
 45,000,000  Huntington National Bank                             5.88          08/10/98       44,968,371
 65,000,000  JP Morgan Corp                                       5.80          07/28/98       64,975,113
100,000,000  Key National Bank                                    6.13          04/01/98      100,000,000
 33,000,000  National Westminster Bank                            5.79          07/27/98       33,001,372
142,000,000  Societe Generale (Yankee)                            5.60          01/13/99      141,959,141
 50,000,000  Societe Generale (Yankee)                            5.91          10/15/98       49,976,097
 50,000,000  Societe Generale (Yankee)                            5.97          09/15/98       49,976,111
100,000,000  Swiss Bank                                           5.64          03/12/99       99,937,698
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $1,085,723,780
             (Cost $1,085,723,780)

             COMMERCIAL PAPER - 51.92%
$95,300,000  Abbey National North America                         5.36 %(F)     08/12/98   $   93,412,848
100,000,000  American Express Corp                                5.57 (F)      07/28/98       98,174,278
 54,000,000  Asset Securitization Cooperative Corp++              5.53 (F)      04/14/98       53,892,165
100,000,000  Associates Corp of North America                     5.55 (F)      04/23/98       99,660,833
198,000,000  Bankers Trust New York Corp                          5.37 (F)      08/17/98      193,924,170
 70,000,000  Bankers Trust New York Corp                          5.43 (F)      09/11/98       68,278,992
 50,000,000  Bayerische Landesbank                                5.53 (F)      03/23/99       49,961,155
 33,500,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       33,480,789
 50,000,000  Commercial Credit Co                                 5.44 (F)      04/17/98       49,879,111
100,000,000  Corporate Asset Funding Corp++                       5.44 (F)      04/17/98       99,758,222
 40,000,000  Corporate Asset Funding Corp++                       5.50 (F)      06/16/98       39,535,556

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Corporate Asset Funding Corp++                       5.52 %(F)     05/12/98   $   49,685,667
 40,000,000  Corporate Receivables Corp++                         5.44 (F)      04/16/98       39,909,333
 50,000,000  Corporate Receivables Corp++                         5.48 (F)      04/21/98       49,847,778
 75,000,000  Corporate Receivables Corp++                         5.50 (F)      06/12/98       74,175,000
 75,000,000  Cregem North America                                 5.49 (F)      06/25/98       74,027,813
 50,000,000  CXC Inc++                                            5.48 (F)      04/21/98       49,847,778
 57,000,000  Eiger Capital Corp++                                 5.48 (F)      04/14/98       56,887,203
 44,735,000  Falcon Asset Securitization Corp                     5.52 (F)      05/11/98       44,460,625
 37,270,000  Falcon Asset Securitization Corp++                   5.54 (F)      04/22/98       37,149,556
110,786,000  Fleet Funding Group++                                5.53 (F)      04/30/98      110,292,479
150,000,000  Ford Motor Corp                                      5.48 (F)      04/17/98      149,634,667
 40,000,000  Ford Motor Corp                                      5.48 (F)      04/08/98       39,957,378
 50,000,000  General Electric Capital Corp                        5.47 (F)      07/15/98       49,202,292
 99,000,000  General Electric Capital Corp                        5.47 (F)      07/08/98       97,525,835
 25,000,000  General Electric Capital Corp                        5.49 (F)      04/07/98       24,977,125
100,000,000  General Electric Capital Corp                        5.56 (F)      06/12/98       98,888,000
 65,000,000  General Motors Acceptance Corp                       5.53 (F)      04/22/98       64,790,321
100,000,000  General Motors Acceptance Corp                       5.54 (F)      04/16/98       99,769,167
125,000,000  General Motors Acceptance Corp                       5.54 (F)      04/14/98      124,749,931
 70,000,000  Goldman Sachs & Co                                   5.69 (F)      04/17/98       69,822,978
165,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98      164,136,683
 75,000,000  Merrill Lynch & Co                                   5.46 (F)      05/13/98       74,522,250
125,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98      124,576,042
150,000,000  Morgan Stanley Group                                 5.48 (F)      04/22/98      149,520,500
155,000,000  Morgan Stanley Group                                 5.49 (F)      04/21/98      154,527,250
 33,000,000  NationsBank Corp                                     5.43 (F)      04/23/98       32,890,495
 26,950,000  Prefco Corp++                                        5.48 (F)      04/16/98       26,888,464
 60,350,000  Prefco Corp++                                        5.49 (F)      04/06/98       60,303,983
 25,000,000  Prudential Funding Corp                              5.45 (F)      04/08/98       24,973,507
100,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       99,907,500
 51,207,000  Receivables Capital Corp++                           5.49 (F)      04/13/98       51,113,291
132,800,000  Sheffield Receivables Corp++                         5.55 (F)      04/28/98      132,247,220
 85,000,000  Sigma Finance Inc++                                  5.37 (F)      08/19/98       83,224,917
 50,000,000  Sigma Finance Inc++                                  5.47 (F)      05/05/98       49,741,694
 49,000,000  Toronto Dominion Holdings Inc                        5.53 (F)      04/13/98       48,909,677
120,000,000  Transamerica Corp                                    5.53 (F)      04/20/98      119,649,767
 45,636,000  Variable Funding Corp++                              5.50 (F)      06/18/98       45,092,171

------------------------
8

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$25,000,000  WCP Funding Corp++                                   5.45 %(F)     04/15/98   $   24,947,014
 50,000,000  WCP Funding Corp++                                   5.48 (F)      04/24/98       49,824,944
 50,000,000  WCP Funding Corp++                                   5.50 (F)      06/11/98       49,457,639
101,185,000  Windmill Funding Corp++                              5.50 (F)      04/03/98      101,154,080
 25,141,000  Windmill Funding Corp++                              5.55 (F)      04/16/98       25,082,861
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,978,250,994
             (Cost $3,978,250,994)

             CORPORATE BONDS - 10.85%
$60,000,000  Bank of America                                      5.60 %        01/12/99   $   60,000,000
100,000,000  Beta Finance Inc++                                   5.78          10/02/98      100,000,000
 78,000,000  CIT Group Holdings Inc                               5.57          01/27/99       77,937,600
 19,000,000  Huntington National Bank                             5.77          12/09/98       18,997,245
 50,000,000  IBM Credit Corp                                      5.77          11/16/98       50,000,000
105,000,000  Key National Bank                                    5.90          09/17/98      104,971,267
100,000,000  Morgan Guaranty Trust                                5.71          01/08/99       99,962,000
160,000,000  NationsBank Corp                                     5.83          12/22/98      159,904,000
140,000,000  NationsBank Corp                                     5.83          12/29/98      139,892,864
 20,000,000  Sigma Finance Inc                                    5.95          11/20/98       20,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  831,664,976
             (Cost $831,664,976)

             VARIABLE AND FLOATING RATE BONDS - 19.97%
$50,000,000  Abbey National North America                         5.65 %        04/15/98   $   49,975,800
 30,000,000  American Express Co                                  5.79          12/15/98       30,000,000
 33,000,000  Bank of America N.A.                                 5.65          04/16/98       32,984,028
 20,000,000  Beta Finance Inc                                     5.81          11/30/98       20,000,000
100,000,000  CIT Group Holdings Inc                               5.57          02/10/99       99,951,340
 52,000,000  CIT Group Holdings Inc                               5.60          05/22/98       51,964,853
 50,000,000  Comerica Bank                                        5.63          09/17/98       49,977,950
 50,000,000  Comerica Inc                                         5.64          07/13/98       49,982,965
 97,000,000  Comerica Inc                                         5.77          12/14/98       96,981,667
 75,000,000  FCC National Bank                                    5.60          06/11/98       74,988,452

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS (CONTINUED)
$40,000,000  Ford Motor Credit Co                                 5.79 %        01/07/99   $   40,000,000
 60,000,000  Huntington National Bank                             5.64          08/28/98       59,991,259
100,000,000  International Business Machines                      5.55          02/22/99       99,936,220
 50,000,000  JP Morgan Co                                         5.99          12/16/98       50,000,000
 74,000,000  Key Bank                                             5.55          02/24/99       73,949,680
 50,000,000  Key Bank                                             5.78          12/15/98       49,995,200
 90,000,000  Morgan Guaranty Trust                                5.96          06/22/98       89,969,736
100,000,000  Northern Trust Corp                                  5.60          07/30/98       99,951,200
150,000,000  Royal Bank of Canada                                 5.54          02/09/99      149,898,000
 45,000,000  Sigma Finance Inc                                    5.84          11/05/98       45,000,000
 65,000,000  Sigma Finance Inc                                    6.00          09/15/98       65,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
100,000,000  Walt Disney Co                                       5.61          02/10/99       99,973,750
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $1,530,452,690
             (Cost $1,530,452,690)

             REPURCHASE AGREEMENTS - 2.88%
$60,939,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   60,939,000
159,932,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      159,932,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  220,871,000
             (Cost $220,871,000)

------------------------
10

                                                        MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $7,646,963,440)* (Note 1)                          99.79%               $7,646,963,440
              Other Assets and Liabilities, Net                         0.21                    15,793,396
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $7,662,756,836
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

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12

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost                                     $7,646,963,440
  Cash                                                1,403
Receivables:
  Interest                                       52,294,908
Organization expenses, net of
  amortization                                        9,756
Prepaid expenses                                    156,171
TOTAL ASSETS                                  7,699,425,678

LIABILITIES
Payables:
  Distribution to shareholders                   30,656,423
  Due to sponsor and distributor (Note
    2)                                            1,647,650
  Due to adviser (Note 2)                         4,330,327
  Other                                              34,442
TOTAL LIABILITIES                                36,668,842
TOTAL NET ASSETS                             $7,662,756,836
NET ASSETS CONSIST OF:
  Paid-in capital                            $7,663,269,004
  Undistributed net realized gain (loss)
    on investments                                 (512,168)
TOTAL NET ASSETS                             $7,662,756,836

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $6,711,584,408
Shares outstanding - Class A                  6,711,334,214
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Class S                         $  951,172,428
Shares outstanding - Class S                    951,143,769
Net asset value and offering price per
  share - Class S                            $         1.00
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                             MONEY MARKET
                                              MUTUAL FUND
---------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $357,173,870
TOTAL INVESTMENT INCOME                       357,173,870

EXPENSES (NOTE 2)
  Advisory fees                                24,931,846
  Administration fees                           3,861,514
  Custody fees                                  1,049,145
  Shareholder servicing fees                   18,315,799
  Portfolio accounting fees                     1,314,350
  Transfer agency fees                          6,246,988
  Distribution fees                             7,438,602
  Organization costs                               56,578
  Legal and audit fees                            241,368
  Registration fees                               294,439
  Directors' fees                                   4,880
  Shareholder reports                             249,999
  Other                                           120,689
TOTAL EXPENSES                                 64,126,197
  Less:
    Waived fees and reimbursed expenses       (11,417,518)
  Net Expenses                                 52,708,679
NET INVESTMENT INCOME                         304,465,191
  Net realized gain on sale of
    investments                                   495,081
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $304,960,272
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
14

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                                                       FOR THE NINE
                                                     FOR THE        FOR THE SIX        MONTHS ENDED
                                                  YEAR ENDED       MONTHS ENDED      SEPT. 30, 1996
                                              MARCH 31, 1998     MARCH 31, 1997                 (1)
---------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $   304,465,191     $  113,510,355     $   132,402,988
  Net realized gain on sale of
    investments                                      495,081            215,989             740,929
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  304,960,272        113,726,344         133,143,917

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (267,569,450)       (98,818,921)       (113,221,991)
    INSTITUTIONAL CLASS                             (188,647)(2)       (276,412)            (62,154)
    CLASS S                                      (36,707,094)       (14,415,022)        (19,122,485)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          4,063,160,668      1,566,360,081       2,061,107,506
  Reinvestment of dividends - Class A            255,837,441         93,188,135         111,610,934
  Cost of shares redeemed - Class A           (2,247,997,951)      (819,490,109)     (1,266,041,632)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                         2,071,000,158        840,058,107         906,676,808
  Proceeds from shares sold -
    Institutional Class                            2,301,111(2)       2,187,477          19,474,700
  Reinvestment of dividends -
    Institutional Class                              215,236(2)         279,884                   0
  Cost of shares redeemed -
    Institutional Class                          (11,839,183)(2)    (11,728,408)           (882,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                (9,322,836)(2)     (9,261,047)         18,592,206
  Proceeds from shares sold - Class S          1,708,294,353        813,386,639       1,063,771,625
  Reinvestment of dividends - Class S             35,725,155         14,334,388          19,240,628
  Cost of shares redeemed - Class S           (1,500,695,653)      (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S                           243,323,855          8,516,600          80,205,092
INCREASE IN NET ASSETS                         2,305,496,258        839,529,649       1,006,211,393

NET ASSETS:
  Beginning net assets                         5,357,260,578      4,517,730,929       3,511,519,536
  ENDING NET ASSETS                          $ 7,662,756,836     $5,357,260,578     $ 4,517,730,929
---------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.
(2) THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29, 1997. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      MONEY MARKET MUTUAL FUND
                                                ----------------------------------------------
                                                                                       CLASS A
                                                ----------------------------------------------
                                                                              NINE
                                                            SIX MONTHS      MONTHS
                                                YEAR ENDED       ENDED       ENDED  YEAR ENDED
                                                 MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1998    1997 (1)    1996 (2)        1995
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.05        0.02        0.03        0.05
  Net realized gain (loss) on investments             0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.05        0.02        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.05)      (0.02)      (0.03)      (0.05)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.05)      (0.02)      (0.03)      (0.05)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        5.07%       2.36%       3.55%       5.34%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $6,711,584  $4,640,148  $3,799,908  $2,892,621
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            0.75%       0.75%       0.75%       0.75%
  Ratio of net investment income to average
    net assets                                       4.95%       4.71%       4.66%       5.13%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             0.93%       0.90%       0.88%       0.83%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           4.77%       4.56%       4.53%       5.05%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                            MONEY MARKET MUTUAL FUND (CONT.)
                              ----------------------------------------------------------------------------------------------
                                                                                                                     CLASS S
                                                                     INSTITUTIONAL CLASS  ----------------------------------
                                     CLASS A (CONT.)  ----------------------------------                                NINE
                              ----------------------      PERIOD  SIX MONTHS      PERIOD              SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED  YEAR ENDED       ENDED       ENDED
                                DEC. 31,    DEC. 31,   SEPT. 29,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1994        1993    1997 (3)    1997 (1)    1996 (4)        1998    1997 (1)    1996 (2)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.04        0.03        0.02        0.02        0.00        0.04        0.02        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.04        0.03        0.02        0.02        0.00        0.04        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.04)      (0.03)      (0.02)      (0.02)       0.00       (0.04)      (0.02)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.04)      (0.03)      (0.02)      (0.02)       0.00       (0.04)      (0.02)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      3.74%       2.70%       2.48%       2.38%       0.29%       4.37%       2.02%       3.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,343,942    $317,474          $0      $9,332     $18,592    $951,172    $707,781    $699,231
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.69%       0.58%       0.73%       0.73%       0.74%       1.42%       1.43%       1.42%
  Ratio of net investment
    income to average net
    assets                         4.12%       2.67%       4.94%       4.71%       5.03%       4.28%       4.02%       3.98%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.89%       1.00%       1.14%       0.82%       0.77%       1.62%       1.56%       1.55%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         3.92%       2.25%       4.53%       4.62%       5.00%       4.08%       3.89%       3.85%
----------------------------------------------------------------------------------------------------------------------------


                                  PERIOD
                                   ENDED
                                DEC. 31,
                                1995 (5)
---------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00
                              ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.03
  Net realized gain (loss)
    on investments                  0.00
                              ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)
  Distributions from net
    realized gain                   0.00
                              ----------
TOTAL FROM DISTRIBUTIONS           (0.03)
                              ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00
                              ----------
                              ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.43%
  Ratio of net investment
    income to average net
    assets                         4.40%
--------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.53%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.30%
-------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Money Market Mutual Fund (the "Fund"), a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the Fund.

The Fund offers Class A and Class S shares. The Fund's Institutional Class shareholders redeemed all of their shares and the Class ceased operations on September 29, 1997. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported

---------------------
18

                                                   NOTES TO FINANCIAL STATEMENTS
amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998.

The Fund had a net capital loss carryforward at March 31, 1998 of $512,168 that will expire in the year 2003. These figures include any loss carryforwards from Pacifica. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.40% of the Fund's average daily net assets.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the

---------------------
20

                                                   NOTES TO FINANCIAL STATEMENTS
next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Class S shares of the Fund and was entitled to receive 0.02% of the average daily net assets of the Institutional Class shares of the Fund.

The transfer agency fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                           INSTITUTIONAL
FUND                                              CLASS A          CLASS   CLASS S
----------------------------------------------------------------------------------
Money Market Mutual Fund                       $5,389,338           $769* $856,881

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund, 0.25% of the average daily net assets of the Class S shares of the Fund and was entitled to receive 0.25% of the average daily net assets of the Institutional Class shares of the Fund.

Shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                       INSTITUTIONAL
FUND                                          CLASS A          CLASS     CLASS S
--------------------------------------------------------------------------------
Money Market Mutual Fund                  $16,168,012         $9,612* $2,138,175

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class S shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
basis of up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund.

Under the Plan for Class S shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to its Class S shares.

The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

FUND                                         CLASS A     CLASS S
----------------------------------------------------------------
Money Market Mutual Fund                  $1,024,078  $6,414,524

The registration fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                    INSTITUTIONAL
FUND                                       CLASS A          CLASS  CLASS S
--------------------------------------------------------------------------
Money Market Mutual Fund                  $210,548        $13,891* $70,000

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.73% of the average daily net assets of the Institutional Class shares of the Fund, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 13,820 shares of the Fund.

---------------------
22

                                                   NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARE TRANSACTIONS

As of March 31,1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Fund was authorized to issue 10 billion Class A shares and 5 billion Class S shares of $0.001 par value capital stock.

Capital share transactions for the Fund were as follows:

                                                                     MONEY MARKET MUTUAL FUND
                                          ---------------------------------------------------
                                                 FOR THE     FOR THE SIX         FOR THE NINE
                                              YEAR ENDED    MONTHS ENDED         MONTHS ENDED
                                          MARCH 31, 1998  MARCH 31, 1997   SEPT. 30, 1996 (1)
---------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   4,063,073,840   1,566,357,293        2,061,102,906
  Shares issued in reinvestment of
    dividends -- Class A                     255,837,441      93,188,134          111,610,934
  Shares redeemed -- Class A              (2,247,997,951)   (819,490,109)      (1,266,036,895)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                    2,070,913,330     840,055,318          906,676,945
  Shares sold -- Institutional Class         2,301,110(2)      2,187,477           19,474,700
  Shares issued in reinvestment of
    dividends -- Institutional Class           215,236(2)        279,884                    0
  Shares redeemed -- Institutional Class     (11,839,183 (2)    (11,728,407)           (890,817)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS           (9,322,837 (2)     (9,261,046)         18,583,883
  Shares sold -- Class S                   1,708,294,353     813,386,639        1,063,771,625
  Shares issued in reinvestment of
    dividends -- Class S                      35,725,154      14,334,388           19,240,628
  Shares redeemed -- Class S              (1,500,695,653)   (819,204,427)      (1,002,807,161)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS S                      243,323,854       8,516,600           80,205,092

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

(2) REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

                                                           ---------------------
                                                                              23
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                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Mutual Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 1998, the six months ended March 31, 1997, and the nine months ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Mutual Fund of Stagecoach Funds, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

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LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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26
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Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC MMS ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds